Short-Term Deposits and Marketable Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Financing Receivable Recorded Investment [Line Items]
Short-term deposits	$ 291		$ 581
Marketable securities		$ 133	133
Proceeds from matured marketable securities	132	200
U.S. Treasury Debt Securities [Member]
Financing Receivable Recorded Investment [Line Items]
Marketable securities		$ 133	$ 133
Proceeds from matured marketable securities	$ 132